EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Description of detailed information about earnings per share
The calculation of basic and diluted earnings per share is based on the following data:

From continuing operations and discontinued operation

Earnings

	2023	2022	2021
	US$’000	US$’000	US$’000
(Loss) profit for the purpose of basic (loss) profit per share
Net (loss) profit attributable to the shareholders of the Group	(9,622)	103,367	118,925
Effect of dilutive potential on ordinary shares	-	-	-
(Loss) profit for the purposes of diluted (loss) profit per share	(9,622)	103,367	118,925

Number of shares for the purpose of calculating basic and diluted (loss) profit per share

	2023	2022	2021

Weighted average number of ordinary shares for the purpose of basic (loss) profit per share	19,524,087	18,949,972	19,150,787
Effect of dilutive potential ordinary shares due to FSP share awards	-	-	861,168
Weighted average number of ordinary shares for the purpose of diluted (loss) profit per share	19,524,087	18,949,972	20,011,955

	US$	US$	US$
Basic (loss) profit per share	(0.49)	5.45	6.21
Diluted (loss) profit per share	(0.49)	5.45	5.94

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted (loss) profit per share:

Number of shares	-	-	650,333

The shares granted under the 2018 FSP became dilutive to basic (loss) profit per share in 2021.

Disclosure of earnings per share basic and diluted from continuing operations explanatory
Earnings

	2023	2022	2021
	US$’000	US$’000	US$’000
(Loss) profit for the purpose of basic (loss)/profit per share
Net (loss) profit attributable to the shareholders of the Group	(9,622)	103,367	118,925
Adjustments to exclude loss for the year from discontinued operation	-	-	3,165
(Loss) profit from continuing operations for the purpose of basic (loss) profit per share from continuing operations	(9,622)	103,367	122,090
Effect of dilutive potential ordinary share	-	-	-
(Loss) profit for the purposes of diluted (loss) profit per share from continuing operations	(9,622)	103,367	122,090

	US$	US$	US$
Basic (loss) profit per share	(0.49)	5.45	6.38
Diluted (loss) profit per share	(0.49)	5.45	6.10

Disclosure of earnings per share basic and diluted from discontinuing operations explanatory
	2023	2022	2021
	US$	US$	US$
Basic loss per share	-	-	(0.17)
Diluted loss per share	-	-	(0.16)